Intangible Assets, Net	12 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 7 – INTANGIBLE ASSETS, NET

As of June 30, 2021 and 2020, intangible assets, net consisted of the following:

	As of June 30,
	2021	2020
Customer contracts	$356,870	$658,224
Customer relationship	1,056,162	896,572
Software	80,330	63,884
Less: accumulated amortization	(442,863)	(474,101)
Intangible assets, net	$1,050,499	$1,144,579

During the year ended June 30, 2020, customer relationship of $896,572 was derived from the acquisition of Ridik Pte. with an estimated useful life of 10 years. During the year ended June 30, 2021 , customer relationship of $127,002 was derived from the acquisition of CareerWin with an estimated useful life of 5 years (Note 3).

The movement of intangible assets, net is as follow:

For the year ended June 30, 2021
Balance as of July 1, 2020	$1,144,579
Addition	137,006
Amortization	(273,178)
Disposal	(9,724)
Foreign currency translation adjustment	51,816
Balance as of June 30, 2021	$1,050,499

The amortization expenses were $273,178, $232,871 and $164,351 for the years ended June 30, 2021, 2020 and 2019. Estimated future amortization expenses are as follows:

Year ending June 30,	Amortization expense
2021	$189,148
2022	184,631
2023	134,592
2024	129,366
2025	110,786
2026 and after	301,976
Total	$1,050,499

No impairment losses were recognized for the years ended June 30, 2021, 2020 and 2019.